Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	USA MUTUALS
Central Index Key	0001137095
Amendment Flag	false
Document Creation Date	Jul. 27, 2015
Document Effective Date	Jul. 29, 2015
Prospectus Date	Jul. 29, 2015
USA Mutuals Barrier Fund | USA Mutuals Barrier Fund - Investor Class
Prospectus:
Trading Symbol	VICEX
USA Mutuals Barrier Fund | USA Mutuals Barrier Fund - Class A
Prospectus:
Trading Symbol	VICAX
USA Mutuals Barrier Fund | USA Mutuals Barrier Fund - Class C
Prospectus:
Trading Symbol	VICCX
USA Mutuals Barrier Fund | USA Mutuals Barrier Fund - Institutional Class
Prospectus:
Trading Symbol	VICVX
USA Mutuals Takeover Targets Fund | USA Mutuals Takeover Targets Fund - Institutional Class Shares
Prospectus:
Trading Symbol	TOTIX
USA Mutuals Takeover Targets Fund | USA Mutuals Takeover Targets Fund - Investor Class Shares
Prospectus:
Trading Symbol	TOTNX
USA Mutuals Takeover Targets Fund | USA Mutuals Takeover Targets Fund - Class A Shares
Prospectus:
Trading Symbol	TOTAX
USA Mutuals Takeover Targets Fund | USA Mutuals Takeover Targets Fund - Class C Shares
Prospectus:
Trading Symbol	TOTCX
Investor Class Prospectus | USA Mutuals Generation Wave Growth Fund | USA Mutuals Generation Wave Growth Fund - Investor Class
Prospectus:
Trading Symbol	GWGFX